Average Annual Total Returns - FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO - FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO - Fidelity Macro Opportunities Fund	Mar. 30, 2024
Fidelity Advisor Macro Opportunities Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(7.54%)
Since Inception	(9.60%)	[1]
Fidelity Advisor Macro Opportunities Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(5.69%)
Since Inception	(7.90%)	[2]
Fidelity Advisor Macro Opportunities Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(3.75%)
Since Inception	(6.99%)	[3]
Fidelity Advisor Macro Opportunities Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(3.64%)
Since Inception	(6.92%)	[4]
Fidelity Advisor Macro Opportunities Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(9.49%)
Since Inception	(10.83%)	[5]
Fidelity Advisor Macro Opportunities Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(9.49%)
Since Inception	(10.83%)	[5]
Fidelity Advisor Macro Opportunities Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(5.62%)
Since Inception	(8.19%)	[5]
LB057
Average Annual Return:
Past 1 year	5.15%
Since Inception	4.38%

[1]	B From July 7, 2022 .
[2]	C From July 7, 2022 .
[3]	D From July 7, 2022 .
[4]	E From July 7, 2022 .
[5]	A From July 7, 2022 .